Common Stock (Schedule of Non-Vested Restricted Stock) (Detail) - 2014 Restricted Stock Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Non-vested at January 1, 2016	13,055	8,100
Shares, Vested	(2,990)	(2,115)
Shares, Cancelled		(470)
Shares, Granted	16,045	7,540	5,475	3,500
Shares, Non-vested at December 31, 2016	13,055	13,055	8,100
Weighted-Average Grant Date Fair Value, Non-vested at January 1, 2016	$ 17.66	$ 16.13
Weighted-Average Grant Date Fair Value, Vested		16.10
Weighted-Average Grant Date Fair Value, Cancelled		16.09
Weighted-Average Grant Date Fair Value, Granted		18.77
Weighted-Average Grant Date Fair Value, Non-vested at December 31, 2016		$ 17.66	$ 16.13